Offerings	May 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,085,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,923.64
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,370,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,598.70
Offering Note	See note 1
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.900% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by the Issuer are fully and unconditionally guaranteed by the Additional Registrants. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.500% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See note 3